Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2014
Registrant Name	dei_EntityRegistrantName	DEUTSCHE MONEY FUNDS
CIK	dei_EntityCentralIndexKey	0000055189
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 26, 2014
Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2014
Prospectus Date	rr_ProspectusDate	Dec. 01, 2014